Advances for Vessels under Construction and Acquisitions	9 Months Ended
Sep. 30, 2014
Advances for Vessels under Construction And Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions
5.      Advances for Vessels under Construction and Acquisitions:

During the nine months ended September 30, 2014, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

Balance, December 31, 2013	$1,585
Advances for vessels under construction and related costs	570
Balance, September 30, 2014	$2,155

The amounts shown in the accompanying condensed consolidated balance sheets include advance and milestone payments relating to the remaining shipbuilding contracts with shipyards, advance and milestone payments relating to the contracts with the engineering firm, advance payments for the acquisition of assets, and any material related expenses incurred during the construction period which were capitalized.